Document and Entity Information Document	Nov. 20, 2025
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Nov. 20, 2025
Document Period End Date	Nov. 20, 2025
Amendment Flag	false
Entity Registrant Name	Rise Gold Corp.
Entity Address, Address Line One	345 Crown Point Circle, Suite 600
Entity Address, City or Town	Grass Valley
Entity Address, State or Province	CA
Entity Address, Country	US
Entity Address, Postal Zip Code	95945
Entity Incorporation, State Country Name	NV
City Area Code	917
Local Phone Number	349-0060
Entity File Number	000-53848
Entity Central Index Key	0001424864
Entity Emerging Growth Company	false
Entity Tax Identification Number	30-0692325
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false